Kelly Residential & Apartment Real Estate ETF
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.5%
	Real Estate 98.5%
720	American Homes 4 Rent - Class A	$24,682
628	Apartment Income REIT Corp.	21,785
1,170	Apartment Investment and Management Co. - Class A	9,489
230	AvalonBay Communities, Inc.	40,015
316	Boardwalk Real Estate Investment Trust (a)	14,051
124	BRT Apartments Corp.	2,277
206	Camden Property Trust	21,521
654	Canadian Apartment Properties REIT (a)	23,599
128	Centerspace	7,528
740	Elme Communities	11,181
346	Equity LifeStyle Properties, Inc.	21,857
632	Equity Residential	38,426
174	Essex Property Trust, Inc.	37,594
1,310	Independence Realty Trust, Inc.	22,624
1,154	InterRent Real Estate Investment Trust (a)	11,147
1,264	Invitation Homes, Inc.	42,824
986	Killam Apartment Real Estate Investment Trust (a)	12,694
246	Mid-America Apartment Communities, Inc.	36,177
332	Minto Apartment Real Estate Investment Trust (a)	3,586
194	NexPoint Residential Trust, Inc.	7,962
276	Sun Communities, Inc.	34,950
2,264	Tricon Residential, Inc. (a)	18,171
554	UDR, Inc.	21,977
474	UMH Properties, Inc.	7,209
716	Veris Residential, Inc. (b)	11,570
		504,896
	Total Common Stocks
	(Cost $602,839)	504,896

Kelly Residential & Apartment Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
May 31, 2023 (Unaudited)

Number of Shares		Value
MONEY MARKET FUNDS 1.2%
2,959	First American Government Obligations Fund - Class X, 4.97% (c)	$2,959
2,959	First American Treasury Obligations Fund - Class X, 5.01% (c)	2,959
		5,918
	Total Money Market Funds
	(Cost $5,918)	5,918

	Total Investments 99.7%
	(Cost $608,757)	510,814

	Other Assets in Exccess of Liabilities 0.3%	1,470

	TOTAL NET ASSETS 100.0%	$512,284

(a) U.S.-dollar denominated security of a foreign issuer.
(b) Non-Income Producing.
(c) 7-day yield.

Investment Valuation
The net asset value (“NAV”) per share of the Kelly Residential & Apartment Real Estate ETF (the “Fund”) is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. The Fund’s NAV per share is computed by dividing the Fund’s net assets by the number of shares outstanding. When calculating the NAV of the Fund’s shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter (“OTC”) securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price or if the last sale price is unavailable, OTC securities are valued at the mean between last bid and ask, as quoted. If an ask price for an OTC security is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

The Board of Trustees (the”Board”) has approved valuation procedures for the Funds (the “Valuation Procedures”), which will be used for determining fair value of any Fund investments for which a market quotation is not readily available. The valuation of the Fund's investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB's Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures. The Board has designated the Adviser as the valuation designee of the Funds. As valuation designee, the Adviser performs the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Valuation Procedures. The Adviser may consult with representatives from the Funds' Sub-Adviser, outside legal counsel, or other third-party consultants in their discussions and deliberations. Fair valuations may be used in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's Index. This may adversely affect the Fund's ability to track its Index.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used to value the Fund’s investments as of May 31, 2023:

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$504,896	$-	$-	$504,896
Money Market Funds	5,918	-	-	5,918
Total	$510,814	$-	$-	$510,814

(a) See the Fund’s Schedule of Investments for sector classifications.